Summary of Significant Accounting Policies - Schedule of Derivative Instruments, Gain (Loss) on the Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Other Comprehensive Income [Roll Forward]
Beginning balance of OCI related to interest rate contracts	$ 2,661	$ 1,162
Unrealized loss recognized in OCI due to change in fair value of interest rate contracts	791	634
Loss reclassified from OCI into income (as interest expense)	(166)	(82)
Net change in OCI	625	552
Ending balance of accumulated OCI related to derivatives	3,286	1,714
Allocation of OCI, non-controlling interests	(237)	(185)
Accumulated other comprehensive loss	$ 3,049	$ 1,529